Financial Instruments and Risk Management	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments and Risk Management

10. Financial Instruments and Risk Management

As part of the Company’s risk management program, it uses a variety of financial instruments, primarily heating oil, jet fuel, and Brent crude collars (consisting of a purchased call option and a sold put option) and call spreads (consisting of a purchased call option and a sold call option), as cash flow hedges to mitigate commodity price risk. The Company does not hold or issue derivative financial instruments for trading purposes. As of March 31, 2013, the Company had fuel derivative contracts outstanding covering 19 million barrels of jet fuel that will be settled over the next 18 months. A deterioration of the Company’s liquidity position and its Chapter 11 filing may negatively affect the Company’s ability to hedge fuel in the future.

For the three months ended March 31, 2013 and March 31, 2012, the Company recognized a decrease of approximately $8 million and $29 million, respectively, in fuel expense on the accompanying consolidated statements of operations related to its fuel hedging agreements, including the ineffective portion of the hedges. The net fair value of the Company’s fuel hedging agreements at March 31, 2013 and December 31, 2012, representing the amount the Company would receive upon termination of the agreements (net of settled contract assets), totaled $61 million and $62 million, respectively. As of March 31, 2013, the Company estimates that during the next twelve months it will reclassify from Accumulated other comprehensive loss into earnings approximately $1 million in net gains.

The impact of cash flow hedges on the Company’s Condensed Consolidated Financial Statements is depicted below (in millions):

Fair Value of Aircraft Fuel Derivative Instruments (all cash flow hedges)

Asset Derivatives as of				Liability Derivatives as of
March 31, 2013		December 31, 2012		March 31, 2013		December 31, 2012
Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Fuel derivative contracts	$ 66	Fuel derivative contracts	$ 65	Accrued liabilities	$ —	Accrued liabilities	$ —

Effect of Aircraft Fuel Derivative Instruments on Statements of Operations (all cash flow hedges)

Amount of Gain (Loss) Recognized in OCI on Derivative[1] for the quarter ended March 31		Location of Gain (Loss) Reclassified from Accumulated OCI into Income[1]	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income [1] for the quarter ended March 31,		Location of Gain (Loss) Recognized in Income on Derivative[2]	Amount of Gain (Loss) Recognized in Income on Derivative [2] for the quarter ended March 31,
2013	2012		2013	2012		2013	2012
$(13)	$48	Aircraft Fuel	$1	$26	Aircraft Fuel	$7	$3

1.	Effective portion of gain (loss)
2.	Ineffective portion of gain (loss)

The Company is party to certain interest rate swap agreements that are accounted for as cash flow hedges. Ineffectiveness for these instruments is required to be measured at each reporting period. The ineffectiveness and fair value associated with all of the Company’s interest rate cash flow hedges for all periods presented was not material.

While certain of the Company’s fuel derivatives are subject to enforceable master netting agreements with its counterparties, the Company does not offset its fuel derivative assets and liabilities in its Condensed Consolidated Balance Sheets. Certain of these agreements would also allow for the offsetting of fuel derivatives with interest rate derivatives. The impact of offsetting derivative instruments is depicted below (in millions):

As of March 31, 2013:

	Gross asset (liability)	Gross asset (liability) offset in Balance Sheet	Net recognized asset (liability) in Balance Sheet	Gross asset (liability) not offset in Balance Sheet		Net Amount
				Financial Instruments	Cash Collateral Received (Posted)
Fuel derivatives	$66	$—	$66	$—	$—	$66

As of December 31, 2012:

	Gross asset (liability)	Gross asset (liability) offset in Balance Sheet	Net recognized asset (liability) in Balance Sheet	Gross asset (liability) not offset in Balance Sheet		Net Amount
				Financial Instruments	Cash Collateral Received (Posted)
Fuel derivatives	$65	$—	$65	$—	$—	$65

As of March 31, 2013, the Company had posted cash collateral of an immaterial amount.

The Company is also exposed to credit losses in the event of non-performance by counterparties to these financial instruments, and although no assurances can be given, the Company does not expect any of the counterparties to fail to meet its obligations. The credit exposure related to these financial instruments is represented by the fair value of contracts with a positive fair value at the reporting date, reduced by the effects of master netting agreements. To manage credit risks, the Company selects counterparties based on credit ratings, limits its exposure to a single counterparty under defined guidelines, and monitors the market position of the program and its relative market position with each counterparty. The Company also maintains industry-standard security agreements with a number of its counterparties which may require the Company or the counterparty to post collateral if the value of selected instruments exceed specified mark-to-market thresholds or upon certain changes in credit ratings.

8. Financial Instruments and Risk Management

Fuel Price Risk Management As part of the Company’s risk management program, it uses a variety of financial instruments, primarily heating oil, jet fuel, and Brent crude option and collar contracts, as cash flow hedges to mitigate commodity price risk. The Company does not hold or issue derivative financial instruments for trading purposes. As of December 31, 2012, the Company had fuel derivative contracts outstanding covering 16 million barrels of jet fuel that will be settled over the next twelve months. A deterioration of the Company’s liquidity position and its Chapter 11 filing may negatively affect the Company’s ability to hedge fuel in the future.

In accordance with U.S. GAAP, the Company assesses, both at the inception of each hedge and on an ongoing basis, whether the derivatives that are used in its hedging transactions are highly effective in offsetting changes in cash flows of the hedged items. Derivatives that meet the requirements are granted special hedge accounting treatment, and the Company’s hedges generally meet these requirements. Accordingly, the Company’s fuel derivative contracts are accounted for as cash flow hedges, and the fair value of the Company’s hedging contracts is recorded in Current Assets or Current Liabilities in the accompanying consolidated balance sheets until the underlying jet fuel is purchased. The Company determines the ineffective portion of its fuel hedge contracts by comparing the cumulative change in the total value of the fuel hedge contract, or group of fuel hedge contracts, to the cumulative change in a hypothetical jet fuel hedge. If the total cumulative change in value of the fuel hedge contract more than offsets the total cumulative change in a hypothetical jet fuel hedge, the difference is considered ineffective and is immediately recognized as a component of Aircraft fuel expense. Effective gains or losses on fuel hedging contracts are deferred in Accumulated other comprehensive income (loss) and are recognized in earnings as a component of Aircraft fuel expense when the underlying jet fuel being hedged is used.

Ineffectiveness is inherent in hedging jet fuel with derivative positions based in crude oil or other crude oil related commodities. In assessing effectiveness, the Company uses a regression model to determine the correlation of the change in prices of the commodities used to hedge jet fuel (e.g., NYMEX Heating oil) to the change in the price of jet fuel. The Company also monitors the actual dollar offset of the hedges’ market values as compared to hypothetical jet fuel hedges. The fuel hedge contracts are generally deemed to be “highly effective” if the R-squared is greater than 80 percent and dollar offset correlation is within 80 percent to 125 percent. The Company discontinues hedge accounting prospectively if it determines that a derivative is no longer expected to be highly effective as a hedge or if it decides to discontinue the hedging relationship. Subsequently, any changes in the fair value of these derivatives are marked to market through earnings in the period of change.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized net gains/(losses) of approximately $4 million, $335 million and $(142) million, respectively, as a component of Aircraft fuel expense on the accompanying consolidated statements of operations related to its fuel hedging agreements, including the ineffective portion of the hedges. The net fair value of the Company’s fuel hedging agreements at December 31, 2012 and 2011, representing the amount the Company would receive upon termination of the agreements (net of settled contract assets), totaled $62 million and $80 million, respectively. As of December 31, 2012, the Company estimates that during the next twelve months it will reclassify from Accumulated other comprehensive income/(loss) into earnings approximately $15 million in net gains (based on prices as of December 31, 2012) related to its fuel derivative hedges.

The impact of cash flow hedges on the Company’s consolidated financial statements for the years ending December 31, 2012 and 2011, respectively, is depicted below (in millions):

Fair Value of Aircraft Fuel Derivative Instruments (all cash flow hedges)

Asset Derivatives as of December 31,				Liability Derivatives as of December 31,
2012		2011		2012		2011
Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Fuel derivative contracts	$ 65	Fuel derivative contracts	$ 97	Accrued liabilities	$ —	Accrued liabilities	$ 2

Effect of Aircraft Fuel Derivative Instruments on Statements of Operations (all cash flow hedges)

Amount of Gain (Loss) Recognized in OCI on Derivative[1]		Location of Gain (Loss) Reclassified from Accumulated OCI into Income[1]	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income[1]		Location of Gain (Loss) Recognized in Income on Derivative[2]	Amount of Gain (Loss) Recognized in Income on Derivative[2]
2012	2011		2012	2011		2012	2011
$12	$190	Aircraft Fuel	$(3)	$313	Aircraft Fuel	$(1)	$28

[1]	Effective portion of gain (loss)
[2]	Ineffective portion of gain (loss)

The Company is also exposed to credit losses in the event of non-performance by counterparties to these financial instruments, and although no assurances can be given, the Company does not expect any of the counterparties to fail to meet its obligations. The credit exposure related to these financial instruments is represented by the fair value of contracts with a positive fair value at the reporting date, reduced by the effects of master netting agreements. To manage credit risks, the Company selects counterparties based on credit ratings, limits its exposure to a single counterparty under defined guidelines, and monitors the market position of the program and its relative market position with each counterparty. The Company also maintains industry-standard security agreements with a number of its counterparties which may require the Company or the counterparty to post collateral if the value of selected instruments exceed specified mark-to-market thresholds or upon certain changes in credit ratings.

As of December 31, 2012, the Company had posted cash collateral of approximately $0.6 million which is included in other assets.

Fair Values of Financial Instruments The fair values of the Company’s long-term debt classified as Level 2 were estimated using quoted market prices or discounted cash flow analyses, based on the Company’s current estimated incremental borrowing rates for similar types of borrowing arrangements. All of the Company’s long term debt not classified as subject to compromise is classified as Level 2.

The carrying value and estimated fair values of the Company’s long-term debt, including current maturities, not classified as subject to compromise, were (in millions):

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Secured variable and fixed rate indebtedness	$3,297	$3,143	$2,952	$2,647
Enhanced equipment trust certificates	1,741	1,811	1,942	1,927
6.0%—8.5% special facility revenue bonds	1,313	1,308	1,436	1,230
7.50% senior secured notes	1,000	1,074	1,000	711
AAdvantage Miles advance purchase	772	779	890	902
6.25% senior convertible notes	—	—	—	—
9.0%—10.20% debentures	—	—	—	—
7.88%—10.55% notes	—	—	—	—

	$8,123	$8,115	$8,220	$7,417

The carrying value and estimated fair value of the Company’s long-term debt, including current maturities, classified as subject to compromise, were (in millions):

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Secured variable and fixed rate indebtedness	$172	$154	$1,456	$1,123
Enhanced equipment trust certificates	—	—	—	—
6.0%—8.5% special facility revenue bonds	186	186	186	37
7.50% senior secured notes	—	—	—	—
AAdvantage Miles advance purchase	—	—	—	—
6.25% senior convertible notes	460	400	460	101
9.0%—10.20% debentures	214	112	214	46
7.88%—10.55% notes	166	33	166	34

	$1,198	$885	$2,482	$1,341

All of the Company’s long term debt classified as subject to compromise is classified as Level 2.